STOCKHOLDERS' EQUITY (Common Stock Issued for Arrangement of Line of Credit) (Details) (USD $)	1 Months Ended									1 Months Ended
	Feb. 28, 2013	Dec. 28, 2012	Sep. 30, 2012	Aug. 31, 2012	Mar. 31, 2013	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Sep. 30, 2010	May 20, 2010 One Year Extension In Line Of Credit [Member]	Feb. 28, 2011 Reduction In Principal Amount Of Line Of Credit [Member]
Debt Conversion [Line Items]
Shares issued for debt	210,226										892,857
Value of shares issued			$ 150,000							$ 59,865
Number of shares callable by warrants							120,000		180,000		1,000,000
Exercise price of shares called by warrants					1.60	1.25	1.25	1.25	1.25		1.25
Debt conversion, line of credit, amount		$ 275,000	$ 206,640	$ 179,375							$ 1,000,000